Consolidated Statement of Cash Flow (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (91.0)	$ (55.3)	$ 122.7
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	116.0	119.6	118.7
Long lived asset impairment charges	59.4	34.8	0
Loss (gain) on sale / receipt of property, plant, and equipment	4.7	0	(31.7)
Stock-based compensation	11.3	13.9	13.0
(Benefit) provision for deferred taxes	(26.6)	20.8	(14.2)
Other	(2.3)	(15.6)	(6.4)
Changes in operating assets and liabilities:
Accounts receivable	(1.6)	29.6	(3.6)
Inventories	(3.4)	(1.4)	34.0
Amounts due from affiliates	(19.5)	(80.3)	(71.6)
Amounts due to affiliates	(38.6)	100.8	41.3
Prepaid and other current assets	(6.4)	(2.4)	20.1
Accounts payable and accrued liabilities	7.3	(18.6)	(28.9)
Income taxes payable	(8.0)	(0.5)	(0.4)
Pension and post-employment liabilities	(4.7)	(2.1)	1.8
Restructuring liabilities	(34.9)	(83.9)	(146.5)
Other	(12.0)	1.0	(2.2)
Net cash (used in) provided by operating activities	(50.3)	60.4	46.1
Cash flows from investing activities:
Capital expenditures	(94.4)	(101.0)	(95.2)
Notes receivable from affiliates	3.0	(12.7)	(46.7)
Other	(1.3)	0	(3.6)
Net cash used in investing activities	(92.7)	(113.7)	(145.5)
Cash flows from financing activities:
Principal payments on long-term debt	(11.6)	(2.9)	(3.6)
Proceeds from long-term debt borrowings	210.0	0	0
Deferred financing costs and original issuance discount	(12.1)	0	0
Net Parent investment	(179.4)	4.0	154.6
Proceeds from issuance of ordinary shares	186.3	0	0
Borrowings from affiliates	0	0	2.1
Net cash provided by financing activities	193.2	1.1	153.1
Effect of exchange rate changes on cash and cash equivalents	(2.8)	(10.2)	(0.8)
Net increase (decrease) in cash and cash equivalents	47.4	(62.4)	52.9
Cash and cash equivalents at beginning of period	40.8	103.2	50.3
Cash and cash equivalents at end of period	88.2	40.8	103.2
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	6.9	0.8	2.8
Income taxes paid, net	21.6	21.6	24.6
Supplemental schedule of non-cash investing and financing activities:
Accounts payable (relieved) incurred for acquisition of fixed assets	$ (3.2)	$ (6.3)	$ 3.4